UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith

Franklin California High Yield Municipal Fund
Class A [FCQAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$3,301,186,543
Total Number of Portfolio Holdings	831
Portfolio Turnover Rate	3.43%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	1175-STSR-1026

Franklin California High Yield Municipal Fund
Class A1 [FCAMX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.65%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$3,301,186,543
Total Number of Portfolio Holdings	831
Portfolio Turnover Rate	3.43%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	175-STSR-1026

Franklin California High Yield Municipal Fund
Class C [FCAHX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$3,301,186,543
Total Number of Portfolio Holdings	831
Portfolio Turnover Rate	3.43%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	275-STSR-1026

Franklin California High Yield Municipal Fund
Class R6 [FCAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$3,301,186,543
Total Number of Portfolio Holdings	831
Portfolio Turnover Rate	3.43%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	8175-STSR-1026

Franklin California High Yield Municipal Fund
Advisor Class [FVCAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$3,301,186,543
Total Number of Portfolio Holdings	831
Portfolio Turnover Rate	3.43%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	675-STSR-1026

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California High Yield
Municipal Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 31
Notes to Financial Statements 35
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.86 $9.91 $9.85 $9.69 $11.02 $11.49 $10.81
Income from investment
operations
c
:
Net investment income
d
. 0.20 0.41 0.39 0.39 0.36 0.26 0.35
Net realized and
unrealized gains
(losses) ........... (0.32) (0.06) 0.06 0.16 (1.35) (0.49) 0.67
Total from investment
operations ........... (0.12) 0.35 0.45 0.55 (0.99) (0.23) 1.02
Less distributions from:
Net investment income .. (0.20) (0.40) (0.39) (0.39) (0.34) (0.24) (0.34)
Net asset value, end of
period .............. $9.54 $9.86 $9.91 $9.85 $9.69 $11.02 $11.49
Total return
e
........... (1.19)% 3.74% 4.67% 5.85% (9.03)% (2.09)% 9.57%
Ratios to average net
assets
f
Expenses ............. 0.80% 0.81% 0.80%
g
0.84%
g
0.88%
g
0.81%
g
0.79%
g
Net investment income ... 4.19% 4.21% 3.98% 4.10% 3.63% 2.88% 3.10%
Supplemental data
Net assets, end of period
(000’s) .............. $1,205,935 $1,168,018 $981,536 $710,549 $595,614 $714,052 $618,967
Portfolio turnover rate .... 3.43% 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.84 $9.89 $9.83 $9.67 $10.99 $11.47 $10.79
Income from investment
operations
c
:
Net investment income
d
. 0.21 0.42 0.41 0.41 0.38 0.26 0.37
Net realized and
unrealized gains
(losses) ........... (0.32) (0.05) 0.06 0.15 (1.35) (0.49) 0.67
Total from investment
operations ........... (0.11) 0.37 0.47 0.56 (0.97) (0.23) 1.04
Less distributions from:
Net investment income .. (0.21) (0.42) (0.41) (0.40) (0.35) (0.25) (0.36)
Net asset value, end of
period .............. $9.52 $9.84 $9.89 $9.83 $9.67 $10.99 $11.47
Total return
e
........... (1.11)% 3.91% 4.84% 6.02% (8.83)% (2.07)% 9.76%
Ratios to average net
assets
f
Expenses ............. 0.65% 0.66% 0.65%
g
0.69%
g
0.72%
g
0.66%
g
0.64%
g
Net investment income ... 4.34% 4.37% 4.13% 4.25% 3.78% 3.04% 3.27%
Supplemental data
Net assets, end of period
(000’s) .............. $619,494 $662,265 $712,086 $776,199 $862,312 $1,166,095 $1,254,701
Portfolio turnover rate .... 3.43% 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.91 $9.97 $9.91 $9.75 $11.08 $11.56 $10.87
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.37 0.35 0.36 0.32 0.21 0.30
Net realized and
unrealized gains
(losses) ........... (0.32) (0.07) 0.06 0.15 (1.35) (0.49) 0.69
Total from investment
operations ........... (0.14) 0.30 0.41 0.51 (1.03) (0.28) 0.99
Less distributions from:
Net investment income .. (0.18) (0.36) (0.35) (0.35) (0.30) (0.20) (0.30)
Net asset value, end of
period .............. $9.59 $9.91 $9.97 $9.91 $9.75 $11.08 $11.56
Total return
e
........... (1.38)% 3.20% 4.22% 5.39% (9.35)% (2.46)% 9.18%
Ratios to average net
assets
f
Expenses ............. 1.20% 1.20% 1.20%
g
1.23%
g
1.27%
g
1.20%
g
1.19%
g
Net investment income ... 3.76% 3.78% 3.54% 3.66% 3.19% 2.47% 2.69%
Supplemental data
Net assets, end of period
(000’s) .............. $66,357 $73,036 $85,107 $92,877 $118,149 $180,173 $223,652
Portfolio turnover rate .... 3.43% 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.87 $9.93 $9.86 $9.70 $11.03 $11.51 $10.82
Income from investment
operations
c
:
Net investment income
d
. 0.22 0.43 0.42 0.42 0.39 0.27 0.38
Net realized and
unrealized gains
(losses) ........... (0.32) (0.06) 0.07 0.16 (1.35) (0.49) 0.68
Total from investment
operations ........... (0.10) 0.37 0.49 0.58 (0.96) (0.22) 1.06
Less distributions from:
Net investment income .. (0.22) (0.43) (0.42) (0.42) (0.37) (0.26) (0.37)
Net asset value, end of
period .............. $9.55 $9.87 $9.93 $9.86 $9.70 $11.03 $11.51
Total return
e
........... (1.03)% 4.05% 4.97% 6.14% (8.76)% (1.96)% 9.97%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates ... 0.50% 0.51% 0.51% 0.55% 0.58% 0.53% 0.52%
Expenses net of waiver and
payments by affiliates ... 0.50% 0.51% 0.51%
g
0.55%
g
0.58%
g,h
0.52%
g
0.51%
g
Net investment income ... 4.52% 4.50% 4.26% 4.38% 3.91% 3.16% 3.37%
Supplemental data
Net assets, end of period
(000’s) .............. $154,938 $77,623 $65,877 $50,713 $44,724 $60,366 $45,216
Portfolio turnover rate .... 3.43% 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.86 $9.91 $9.85 $9.69 $11.02 $11.50 $10.82
Income from investment
operations
c
:
Net investment income
d
. 0.22 0.43 0.42 0.42 0.39 0.27 0.38
Net realized and
unrealized gains
(losses) ........... (0.32) (0.05) 0.06 0.15 (1.36) (0.49) 0.67
Total from investment
operations ........... (0.10) 0.38 0.48 0.57 (0.97) (0.22) 1.05
Less distributions from:
Net investment income .. (0.22) (0.43) (0.42) (0.41) (0.36) (0.26) (0.37)
Net asset value, end of
period .............. $9.54 $9.86 $9.91 $9.85 $9.69 $11.02 $11.50
Total return
e
........... (1.06)% 4.00% 4.93% 6.11% (8.80)% (1.99)% 9.84%
Ratios to average net
assets
f
Expenses ............. 0.55% 0.56% 0.55%
g
0.59%
g
0.62%
g
0.56%
g
0.54%
g
Net investment income ... 4.43% 4.46% 4.22% 4.34% 3.87% 3.13% 3.35%
Supplemental data
Net assets, end of period
(000’s) .............. $1,254,463 $1,300,318 $1,185,778 $914,542 $922,275 $1,186,382 $1,113,278
Portfolio turnover rate .... 3.43% 13.89% 10.33% 10.93% 18.77% 10.19% 9.20%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 86,700 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 2.0%
Commercial Services & Supplies 0.5%
a ,c ,d
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 4,195,000 4,195,000
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,370,000 178,100
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 5,220,000 678,600
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 2,875,000 373,750
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 250,000 32,500
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
41,035,000 40,601,260
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 9,600,000 9,708,527
Total Corporate Bonds (Cost $ 75,152,563 ) ......................................
66,402,737
Municipal Bonds 95.6%
Arizona 0.4%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 13,640,000 14,131,354
California 88.9%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 873,816
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,005,967
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 985,106
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,850,187
Benicia Unified School District , GO , 2024 B , 5% , 8/01/58 ...................... 7,000,000 7,191,635
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AG Insured , 4.375% , 7/01/49 ................. 5,000,000 4,709,323
Revenue, Senior Lien , 2024 B , AG Insured , 4.5% , 7/01/54 ................... 5,750,000 5,372,312
Revenue, Senior Lien , 2026 B , AG Insured , 5.5% , 7/01/51 ................... 9,000,000 9,460,560

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community Choice Financing Authority ,
e
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... $ 10,000,000 $ 10,040,302
e
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 10,000,000 10,161,136
e
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 10,000,000 10,696,023
e
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,480,863
e
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 5,000,000 5,097,836
e
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 12,960,875
Revenue , 2026 B , 5% , 3/01/36 ........................................ 12,800,000 13,154,912
Revenue , 2026 E , 5% , 7/01/35 ........................................ 5,500,000 5,901,759
California Community College Financing Authority ,
d
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 30,295,000 20,311,492
d
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,035,000 1,990,125
c,d
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,050,000 4,930,057
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 225,701
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 7,785,000 7,790,282
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 20,809,105
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 8,100,000 7,458,035
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 9,265,000 7,149,293
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 5,747,387
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 18,800,000 9,079,172
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 4,954,579 94,137
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-2 , 4% , 2/01/50 ........ 10,000,000 7,335,978
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 7,475,000 6,133,547
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 13,678,790
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 2,757,290
f
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , 5.77%, 6/01/55 10,000,000 1,992,815
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,278,014
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,133,547
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,255,208
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 4,791,434
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 6,592,814
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,000,000 15,601,104
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 8,869,742
d
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 1,862,990
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 237,662
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 503,804
d
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 646,133
d
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,297,811
d
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,222,958
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 6,190,000 5,802,462
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 4,980,000 5,180,728
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 4,720,000 4,881,288
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,829,276
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5.25% , 12/01/49 ...... 10,775,000 11,249,996
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 5,225,000 5,295,223
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 23,045,996

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Kaiser Foundation Hospitals , Revenue , A-2 , BAM Insured , 5% , 11/01/47 ........ $ 10,000,000 $ 10,975,601
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,616,824
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 45,344 45,690
d,e
300 De Haro Venture LP , Revenue , 144A, 2025 P-S , Mandatory Put , 8% , 1/01/44 . 16,970,000 17,040,067
d
Foothill San Regis Apartments LLC , Revenue , 144A, 2026 U-2 , II , 6.85% , 4/01/36 . 4,471,000 4,391,744
d
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,730,353
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,660,578
California Infrastructure & Economic Development Bank ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 7/01/49 6,000,000 6,062,153
d,e
Desertxpress Enterprises LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put ,
12% , 11/02/26 ................................................... 720,000 457,200
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... 250,000 253,391
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 3,000,000 3,008,533
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 998,104
d
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 7,917,516
d
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 1,375,000 1,315,930
d
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,473,835
d
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 2,764,435
d
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,348,905
d
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 1,952,396
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 8,300,000 8,223,757
d,e
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 20,514,465
d,e
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,619,526
d
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 7,900,000 8,026,072
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 3,875,000 3,823,395
e
Revenue , 2026 A-S , Mandatory Put , 9% , 2/01/45 .......................... 4,685,000 4,606,781
d
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 11,994,046
d,g
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.439% , 6/20/49 ................. 4,500,000 2,885,315
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 965,501
Special Tax , 2025 B , 5.125% , 9/01/55 .................................. 1,825,000 1,821,394
Special Tax , 2025 D , 5% , 9/01/50 ...................................... 1,455,000 1,413,662
h
Special Tax , 2026 B , 5% , 9/01/46 ...................................... 1,965,000 1,929,365
h
Special Tax , 2026 B , 5.125% , 9/01/51 .................................. 3,000,000 2,936,294
h
Special Tax , 2026 B , 5.25% , 9/01/56 ................................... 3,550,000 3,486,113
c
1717 University Associates LLC , Revenue , 2020 A-S , 9% , 9/01/57 ............. 1,175,000 841,448
e
21010 Vanowen LP , Revenue , 2026 A-S , Mandatory Put , 8% , 10/01/45 ......... 2,500,000 2,500,000
d,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-1 , Mandatory Put , 7.5% ,
6/01/36 ........................................................ 5,715,000 5,590,295
d,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 1,835,000 1,826,186
e
5435 Balboa LP , Revenue , 2025 A-S , Mandatory Put , 8% , 3/01/44 ............. 4,000,000 4,057,266
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,867,896
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,001,103
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,027,149
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,267,603
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,030,000 4,229,121
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,181,414

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ $ 3,000,000 $ 3,081,941
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,305,876
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 279,041
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 627,664
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 299,284
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 995,404
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 954,410
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,064,742
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,217,623
BOLD Program , Special Tax , 2025 D , 5% , 9/01/45 ......................... 950,000 946,484
BOLD Program , Special Tax , 2025 D , 5% , 9/01/55 ......................... 2,000,000 1,895,170
Boone 534 LLC , Revenue , 2026 B , 7.1% , 2/01/38 ......................... 8,050,000 7,932,212
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 600,315
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,153,585
d
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 4,957,609
d
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 9,763,971
d
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,501,188
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5% , 11/01/35 ... 2,250,000 2,338,611
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.125% , 11/01/40 1,350,000 1,364,634
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.375% , 11/01/45 775,000 784,216
d
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.625% , 11/01/54 1,000,000 998,058
d
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,833,505
d
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 7,645,000 6,522,303
d
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.375% , 7/01/50 .................. 10,000,000 9,858,056
d
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 10,000,000 9,822,351
d
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 1,250,000 1,231,886
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 4,944,440
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 399,374
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,512,245
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,451,029
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,486,136
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1 ,
Special Tax , 2025 , 5.125% , 9/01/55 ................................... 1,000,000 986,159
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,133,911
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,114,073
d
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,760,121
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/46 .......... 700,000 685,595
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/51 .......... 725,000 701,013
Community Facilities District 2024-11 , Special Tax , 2026 , 5% , 9/01/56 .......... 1,000,000 946,383
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,009,449
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,033,855
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,509,622
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 600,000 605,548
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/50 ................................................. 1,000,000 1,008,250
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 1,300,000 1,300,631
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 501,069
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 494,187
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,570,000 1,518,074
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 505,014

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... $ 800,000 $ 785,381
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,082,993
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,514,695
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 1,000,000 993,508
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 619,752
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,087,889
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,306,368
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,210,000 1,217,350
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,813,668
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,105,805
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/45 .................................................. 1,535,000 1,550,297
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 2,965,000 2,928,769
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 3,245,000 3,130,411
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 7,000,000 7,003,396
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/50 .................................................. 1,415,000 1,397,709
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5% , 9/01/55 .................................................. 1,500,000 1,447,031
Community Facilities District No. 2025-9 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/55 ............................................... 355,000 349,044
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 200,190
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 101,654
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 52,191
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 136,270
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 359,615
d
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,896,710
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,131,958
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,707,893
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 471,217
d
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,352,322
d
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,481,872
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,023,959
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,530,336

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... $ 1,625,000 $ 1,632,677
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 4,877,475
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5% , 9/01/41 ..... 635,000 627,819
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5% , 9/01/46 ..... 675,000 661,110
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5.25% , 9/01/55 .. 1,625,000 1,615,861
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,502,614
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,576,033
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 600,000 615,254
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 9,060,000 9,205,559
d,f
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 20,710,000 16,379,717
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 13,897,521
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... 7,000,000 3,832,940
d
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,759,671
d
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,608,923
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 13,990,366
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,318,667
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 21,980,176
Learning Choice Academy Obligated Group (The) , Revenue , 2025 A , 5.7% , 7/01/55 3,000,000 2,905,696
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,038,654
Northbay Healthcare Corp. Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,083
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 2,894,530
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 989,252
d
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 527,527
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,749,831
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,674,671
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 400,000 396,102
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,097,932
d
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,319,639
d,e
Palmdale Family Housing LP , Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% ,
8/01/44 ........................................................ 3,300,000 3,276,508
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 12,950,000 12,926,329
PRG - Potrero Properties LLC , Revenue , 2026 A , 5% , 9/01/60 ................ 5,000,000 5,048,456
PRG - Potrero Properties LLC , Revenue , 2026 A , 5.5% , 9/01/60 ............... 3,500,000 3,692,989
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 2,830,000 2,891,069
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,500,000 1,505,511
SAC Health System , Revenue , 2026 , 5.5% , 9/01/46 ........................ 750,000 783,056
SAC Health System , Revenue , 2026 , 6% , 9/01/56 ......................... 2,000,000 2,173,719
d
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 450,034
d
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,339,444
Scripps College , Revenue , 2025 , 5% , 7/01/55 ............................ 3,320,000 3,350,908
d
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 10,700,901
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 275,000 282,707
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 514,833
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 509,142
d
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 702,016
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 420,000 427,543
d
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 872,089
d
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,466,073
d
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 575,000 561,233
d
Verner 6430 LLC , Revenue , 144A, 2026 B , 7.1% , 6/01/38 ................... 6,950,000 6,858,120
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 522,112
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 683,947
d
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,635,000 1,719,237
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,004,575
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,118,971

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Pollution Control Financing Authority ,
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ $ 3,500,000 $ 35
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 130
a,c
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 115
a,c
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP , Revenue , 144A, 2012 , 5% , 11/21/45 ......... 21,685,000 21,690,805
California Public Finance Authority ,
d
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,442,759
d
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 5.625% , 6/15/55 ...... 1,200,000 1,187,950
d
Ed Brokers Educational Services , Revenue , 144A, 2025 A , 6% , 6/15/65 ......... 5,000,000 5,037,844
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,100,207
d
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,014,509
d
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,135,000 1,878,588
d
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 648,436
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 9,614,527
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 392,225
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 1,959,901
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,346,670
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 974,751
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 1,940,471
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 1,979,193
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 1,973,169
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,488,498
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,398,290
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 492,865
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,271,396
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 899,522
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,457,617
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 763,724
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 217,008
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,134,749
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 1,000,000 958,827
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,345,588
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,325,000 2,325,136
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,315,163
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,001,906
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,624,962
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,242,905
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 235,000 228,292
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 404,505
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 519,531
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,096,400
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 941,491
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 740,806
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,435,917

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California School Finance Authority, (continued)
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . $ 535,000 $ 537,658
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,067,779
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 2,843,821
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,177,523
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,125,000 1,125,542
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,646,707
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,088,199
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,091,001
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,747,550
Larchmont Schools , Revenue , 144A, 2026 , 6.25% , 6/01/65 .................. 1,350,000 1,391,887
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 205,000 197,248
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,156,879
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,133,428
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,276,832
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,531,072
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.25% , 7/01/56 1,040,000 995,942
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/65 2,275,000 2,155,872
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 991,876
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,576,876
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 13,339,430
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,084,721
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 598,533
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,426,610
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 662,095
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 564,411
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 601,058
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/46 ..... 1,275,000 1,225,481
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 5.75% , 7/01/56 ...... 2,915,000 2,771,797
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 6% , 7/01/61 ......... 2,150,000 2,085,312
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 520,000 514,957
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 483,157
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 522,190
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 488,779
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 6,766,533
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 1,749,204
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 1,855,965
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,182,828
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 750,000 755,527
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,000,069
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,814,120
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,179,066
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 960,000 976,195
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 750,299
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 797,591
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,246,602
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 275,000 276,691

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California School Finance Authority, (continued)
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... $ 360,000 $ 359,209
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 201,891
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 420,413
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 536,934
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 810,930
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 812,762
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 7,500,000 7,770,358
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,230,624
d
Revenue , 144A, 2026 E-2 , II , 6.85% , 6/01/36 ............................. 6,370,000 6,197,769
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,035,785
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 525,000 526,717
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 1,986,842
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,459,599
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,291,703
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,525,280
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 2,755,000 2,738,692
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,181,745
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,756,065
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,798,105
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,708,228
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,612,977
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 4,995,000 5,068,751
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,617,689
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,627,113
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 945,530
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,166,069
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 805,000 810,090
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,267,740
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 736,979
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 990,513
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 508,767
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 563,231
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 892,917
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,618,684
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 2,959,605
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,593,940
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,112,762
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 2,934,291
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,030,000 2,551,247
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,603,592
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,022,135
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 2,990,000 2,905,885
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,005,871
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,010,279
Special Assessment , 2026 A-1 , 5% , 9/02/46 .............................. 2,175,000 2,213,341
Special Assessment , 2026 A-1 , 5.25% , 9/02/51 ........................... 2,000,000 2,047,058
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 2,973,387
Special Tax , 2025 A , 5% , 9/02/50 ...................................... 5,500,000 5,516,304
d
Bedford Sunterra Apartments LLC , Revenue , 144A, 2026 D-S-A , 7.5% , 1/01/37 ... 2,500,000 2,418,185
d
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,140,100

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
d
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... $ 1,875,000 $ 1,783,211
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,416,894
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,452,532
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,480,000 10,480,015
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,243,615
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 2,000,000 1,968,757
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,114,199
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,359,940
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,475,000 7,540,101
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,610,000 1,627,357
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,003,086
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,412,439
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 2,750,000 2,774,938
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,270,000 2,290,373
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,305,351
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 1,700,000 1,680,497
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 404,805
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 676,849
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,875,000 1,921,378
d
CORE 700 Hotel Venture LLC , Revenue , 144A, 2026 , 5% , 9/02/40 ............. 265,000 264,531
d
CORE 700 Hotel Venture LLC , Revenue , 144A, 2026 , 5.125% , 9/02/48 ......... 585,000 579,406
d
Foothill Almaden Terrace LLC , Revenue , 144A, 2026 C-S-A , 7.5% , 1/01/37 ...... 9,960,000 9,654,414
e
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 3,430,000 3,448,158
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 12/01/54 . 10,000,000 10,344,681
d
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,410,343
d
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 952,495
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,246,244
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 20,755,000 20,765,346
d
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,261,658
d
Maison 613 LLC , Revenue , 144A, 2026 , 5% , 9/02/45 ....................... 335,000 330,508
d
Maison 613 LLC , Revenue , 144A, 2026 , 5.2% , 9/02/51 ..................... 650,000 636,710
d
Maison 613 LLC , Revenue , 144A, 2026 , 5.3% , 9/02/62 ..................... 1,215,000 1,184,261
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,332,922
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,363,590
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 7,927,526
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,550,853
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/49 ........................................................ 550,000 558,926
Odd Fellows Home of California , Revenue , 2026 A , California Mortgage Insured , 5% ,
4/01/50 ........................................................ 415,000 419,037
d
PACE Assessments , Revenue , 144A, 2026 , 5% , 9/02/35 .................... 210,000 212,365
d
PACE Assessments , Revenue , 144A, 2026 , 5.25% , 9/02/61 .................. 1,200,000 1,184,590
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,380,000 7,122,826
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,059,735
Central Valley Energy Authority , Revenue , 2026 , 5% , 8/01/34 .................. 2,520,000 2,627,160

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. $ 1,665,000 $ 1,665,236
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,950,000 1,626,862
d
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,297,258
d
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,079,150
d
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 394,614
d
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,855,120
d
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 927,560
d
Special Tax District No. 2020-1 Development , Special Tax , 144A, 2021 C , 4% ,
9/01/51 ........................................................ 3,900,000 3,202,602
d
City & County San Francisco ,
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/46 .................................................... 1,625,000 1,567,999
Infrastructure & Revitalization Financing District No. 1 , Tax Allocation , 144A, 2025 A ,
5% , 9/01/55 .................................................... 2,500,000 2,323,897
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,394,690
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,811,092
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 2,943,821
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,104,936
City of El Paso Robles ,
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 2,000,000 1,907,052
Community Facilities District No. 2022-1N Improvement Area No. 1 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,115,000 1,986,625
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/51 .............................................. 1,680,000 1,601,924
Community Facilities District No. 2022-1N Improvement Area No. 2 , Special Tax ,
2025 A , 5% , 9/01/56 .............................................. 2,125,000 1,996,018
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/44 .................................................. 2,000,000 1,977,258
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/49 .................................................. 2,000,000 1,963,453
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,502,365
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,630,636
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,656,880
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,242,953
City of Galt ,
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.125% , 9/01/45 ............................................... 2,050,000 2,071,280
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.25% , 9/01/50 ................................................ 3,230,000 3,260,269

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Galt, (continued)
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025
B , 5.375% , 9/01/55 ............................................... $ 7,180,000 $ 7,296,159
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,100,000
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,764,928
City of Lincoln ,
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 550,000 531,451
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 775,000 733,290
Community Facilities District No. 2025-1 , Special Tax , 2025 , 5.05% , 9/01/55 ...... 360,000 342,242
City of Los Angeles ,
h
Department of Airports , Revenue , 2026 A , Refunding , 5.5% , 5/15/51 ........... 5,000,000 5,237,377
Department of Airports , Revenue, Sub. Lien , 2019 D , 4% , 5/15/44 ............. 5,525,000 5,052,563
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 992,118
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,516,533
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 868,233
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,320,000 1,278,571
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,665,307
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/40 ........................................................ 165,000 166,329
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 430,000 427,368
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 750,000 726,695
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,110,000 1,062,832
Community Facilities District 2025-1 , Special Tax , 2026 , 4% , 9/01/31 ........... 85,000 83,802
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/36 ........... 280,000 284,893
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/41 ........... 560,000 555,984
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/46 ........... 925,000 911,634
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/51 ........... 1,420,000 1,373,019
Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/57 ........... 2,350,000 2,235,944
City of Menifee ,
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/46 ...... 1,125,000 1,124,092
Community Facilities District No. 2024-1 , Special Tax , 2026 A , 5% , 9/01/51 ...... 1,485,000 1,462,313
City of Mountain House ,
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 420,000 423,139
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. 765,000 767,539
Community Facilities District No. 2024-1 Improvement Area No. 6 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 1,000,000 994,376
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.125% , 9/01/45 ................................................. 400,000 402,989
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/50 .................................................. 580,000 581,925
Community Facilities District No. 2024-1 Improvement Area No. 7 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 630,000 626,457

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... $ 1,000,000 $ 1,002,058
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 500,466
c
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,150,000
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,070,000
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 598,673
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 517,938
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 2 ,
Special Tax , 2026 , 5% , 9/01/55 ...................................... 640,000 619,253
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,188,354
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,014,467
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/40 ............................................ 360,000 362,899
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 565,000 566,090
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 750,000 737,773
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ 240,000 234,477
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,101,470
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,448,252
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,287,807
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 503,500
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,863,029
Creekview Phase 5 Community Facilities District No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,375,000 1,306,806
d
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,280,003
d
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,504,805
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,951,703
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,421,747
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,001,453
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,562,326
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,874,659
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 420,000 420,609
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,026
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,885,858
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,183
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,687,252
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,130,803

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... $ 2,000,000 $ 1,956,878
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,000,000 989,712
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 302,238
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 710,684
d
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,865,278
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue, Sub. Lien ,
2018 C , Refunding , 4% , 6/01/32 ....................................... 160,000 160,934
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 9,447,896
City of South San Francisco ,
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/40 ....... 375,000 379,138
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5% , 9/01/45 ....... 600,000 603,003
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.125% , 9/01/50 .... 1,000,000 1,002,591
Community Facilities District No. 2021-01 , Special Tax , 2025 , 5.25% , 9/01/55 ..... 1,500,000 1,509,823
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,658,097
City of Vacaville ,
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/35 .................................................... 390,000 400,800
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/40 .................................................... 375,000 372,122
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5% , 9/01/45 .................................................... 810,000 797,268
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.125% , 9/01/50 ................................................. 1,225,000 1,191,418
Community Facilities District No. 13 Improvement Area No. 1 , Special Tax , 2025 A ,
5.25% , 9/01/55 .................................................. 1,475,000 1,451,657
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,582,963
City of Wildomar , Community Facilities District No. 2023-1 , Special Tax , 2026 , 5% ,
9/01/55 ......................................................... 550,000 537,798
f
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, 2.77%, 8/01/27 .......................... 1,205,000 1,175,167
GO , 2004 A , NATL Insured , 2.58%, 8/01/27 .............................. 6,295,000 6,149,307
GO , 2004 A , NATL Insured , 2.67%, 8/01/28 .............................. 3,000,000 2,851,919
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,810,000 12,121,926
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 27,435,500
d
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,160,041
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 1,500,000 1,350,515
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 24,476,305
f
Coachella Valley Unified School District ,
GO , 2012 D , AG Insured , 4.61%, 8/01/42 ................................ 8,500,000 4,150,442
GO , 2012 D , AG Insured , 4.64%, 8/01/43 ................................ 3,000,000 1,392,654
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,095,000 3,131,756

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. $ 1,100,000 $ 1,125,786
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,153,268
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,125,787
County of Orange ,
Community Facilities District No. 2025-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 8/15/41 .................................................. 775,000 797,098
Community Facilities District No. 2025-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 8/15/51 .................................................. 3,225,000 3,207,211
County of Sacramento ,
Airport System , Revenue , 2024 , 5.25% , 7/01/49 ........................... 3,000,000 3,159,855
Airport System , Revenue , 2024 , 5% , 7/01/54 ............................. 7,000,000 7,183,748
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 8,000,000 8,340,297
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/55 ............... 10,000,000 10,241,963
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,000,246
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,000,032
County of San Joaquin ,
Community Facilities District No. 2009-1 , Special Tax , 2026 , 5% , 9/01/51 ........ 2,000,000 1,907,052
Community Facilities District No. 2009-1 , Special Tax , 2026 , 5% , 9/01/56 ........ 2,000,000 1,881,425
d
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 11,763,000
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,590,543
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 3,050,000 2,843,020
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 6,912,417
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 16,176,262
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue, Sub.
Lien , 2007 B , Refunding , 5.85% , 12/15/47 ............................... 4,120,000 4,123,038
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,006,216
Downey Unified School District , GO , B , 4% , 8/01/57 ......................... 5,500,000 4,858,057
f
Duarte Redevelopment Agency , Tax Allocation, Sub. Lien , 1999 , ETM, 4.95%, 12/01/28 3,665,000 3,287,303
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2026 A , 5% , 6/01/51 ........................ 1,250,000 1,316,065
Wastewater System , Revenue , 2026 A , 5% , 6/01/56 ........................ 3,000,000 3,133,671
f
El Rancho Unified School District , GO , 2004 , NATL Insured , 3.13%, 8/01/29 ....... 2,400,000 2,193,606
d
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,028,373
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,244,179
Fairfield Community Facilities District ,
d
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,031,804
d
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,183,620
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/54 .................................................. 9,630,000 9,284,082
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/42 .................................................. 1,125,000 1,119,268

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Fairfield Community Facilities District, (continued)
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/46 .................................................. $ 615,000 $ 603,848
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/51 .................................................. 600,000 576,112
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2026
A , 5.125% , 9/01/56 ............................................... 1,175,000 1,135,493
g ,i
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.105% , 7/25/35 ................................ 126,520,143 6,118,514
d
Revenue , 144A, FRN , 2020-ML07 , XCA , 2.133% , 1/25/37 ................... 114,873,556 12,660,215
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,001,222
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 541,048
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,655,613
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/51 ........................................................ 1,435,000 1,419,069
Community Facilities District No. 23 Improvement Area No. 7 , Special Tax , 2026 , 5% ,
9/01/54 ........................................................ 1,050,000 1,025,839
Foothill-Eastern Transportation Corridor Agency ,
f
Revenue , 2013 A , Refunding , 4.67%, 1/15/42 ............................. 75,000,000 37,183,012
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 19,746,540
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 15,500,000 12,052,428
f
Revenue , 2015 A , Refunding , 3.48%, 1/15/33 ............................. 19,000,000 15,280,676
Fremont Union High School District , GO , 2026 , 4.125% , 8/01/50 ................ 5,500,000 5,225,790
Fullerton Joint Union High School District , GO , 2026 B , 4.25% , 8/01/55 ........... 7,895,000 7,506,010
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,927,236
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,070,928
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,023,890
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 22,000,000 21,008,909
f
Hanford Joint Union High School District ,
GO , B , AG Insured , 3.34%, 8/01/32 .................................... 3,635,000 2,993,162
GO , B , AG Insured , 3.45%, 8/01/33 .................................... 3,705,000 2,930,576
GO , B , AG Insured , 3.69%, 8/01/35 .................................... 4,120,000 2,981,857
f
Hartnell Community College District , GO , 2009 D , 4.57%, 8/01/49 ............... 10,000,000 3,587,792
a
Illinois Finance Authority , Student Housing & Academic Facility , 12% , 1/01/65 ...... 720,000 —
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 5,876,591
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,642,948
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 2,023,086
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 4,978,537
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,015,718
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,800,942
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,000,964
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,899,831
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,657,130
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 1,000,000 999,974
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,569,988
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,082,058
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 5,828,612

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ $ 995,000 $ 996,086
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 974,316
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 3,881,398
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 1,250,000 1,186,885
Lake Tahoe Unified School District , GO , 2012 , 5.3% , 8/01/40 ................... 1,140,000 1,200,475
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1 Improvement Area No. 1 , Special Tax , 2017 ,
5% , 9/01/42 .................................................... 2,750,000 2,769,536
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 2,000,000 2,007,124
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 3,750,000 3,759,717
Community Facilities District No. 2024-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 5,250,000 5,306,979
Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/46 ........ 850,000 841,917
Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/51 ........ 1,310,000 1,270,208
Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/56 ........ 2,375,000 2,254,439
Las Virgenes Unified School District , GO , 2011 C , 6.75% , 8/01/33 ............... 8,050,000 9,693,217
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AG Insured , 4% , 8/01/34 ............................... 1,000,000 1,008,304
f
Lemon Grove School District , GO , 2010 B , AG Insured , 5.936%, 8/01/45 .......... 6,500,000 6,768,978
Lompoc Valley Medical Center ,
Revenue , 2026 , 5% , 2/01/41 ......................................... 1,000,000 979,958
Revenue , 2026 , 5% , 2/01/46 ......................................... 1,190,000 1,143,321
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 4,859,616
Long Beach Community College District , GO , 2025 E , 5% , 8/01/52 .............. 2,000,000 2,084,872
Long Beach Unified School District , GO , D , 4.25% , 8/01/49 .................... 17,600,000 16,910,216
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,622,280
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 4,767,079
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... 18,805,000 19,033,295
Los Angeles Department of Water & Power ,
Revenue , 2026 B , Refunding , 5% , 7/01/52 ............................... 5,000,000 5,059,742
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/50 ................... 10,000,000 10,136,241
Power System , Revenue , 2025 D , Refunding , 5.25% , 7/01/56 ................ 9,175,000 9,414,718
Water System , Revenue , 2021 B , Refunding , 5% , 7/01/46 ................... 15,080,000 15,345,459
Water System , Revenue , 2022 D , Refunding , 5% , 7/01/47 ................... 12,090,000 12,325,952
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/52 ................... 10,000,000 10,143,042
d
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 33,500,000 31,298,491
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 9,162,952
GO , 2024 QRR , 5.25% , 7/01/49 ....................................... 9,945,000 10,467,590
GO , 2025 A-1 , 5% , 7/01/49 .......................................... 10,000,000 10,348,499
Mendocino-Lake Community College District ,
GO , 2011 B , AG Insured , 6.55% , 8/01/36 ................................ 5,150,000 5,956,101
GO , 2011 B , AG Insured , 6.85% , 8/01/40 ................................ 7,500,000 9,223,113
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,005,586
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,504,579
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,143,921
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,191,317
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 312,271

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/40 ................................. $ 500,000 $ 500,744
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/45 ................................. 1,000,000 992,673
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/50 ................................. 2,125,000 2,081,730
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/55 ................................. 3,600,000 3,462,500
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/41 ................................. 500,000 497,453
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/46 ................................. 1,365,000 1,346,958
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/51 ................................. 1,280,000 1,242,859
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 3 , Special Tax , 2026 , 5% , 9/01/56 ................................. 800,000 766,303
Mountain House Financing Authority ,
Special Tax , 2026 A , 5% , 9/01/46 ...................................... 470,000 464,368
Special Tax , 2026 A , 5% , 9/01/51 ...................................... 580,000 563,170
Special Tax , 2026 A , 5% , 9/01/56 ...................................... 675,000 642,671
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 37,887,021
f
Newman-Crows Landing Unified School District , GO , 2008 B , AG Insured , 0.414%,
8/01/49 ......................................................... 2,290,000 2,036,849
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,619,436
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 7,653,972
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,496,553
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,885,208
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,554,454
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 12,191,595
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,473,920
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,733,945
f
Paso Robles Joint Unified School District , GO , 2010 A , 4.78%, 9/01/45 ........... 15,000,000 6,179,685
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,506,524
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 3,867,585
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,303,918
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,204,706
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,472,590
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,359,708
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. 2,750,000 3,093,487
f
Richland School District , GO , 2009 C , AG Insured , 5.15%, 8/01/49 .............. 22,000,000 6,958,162
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 15,524,696

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ $ 1,625,000 $ 1,655,159
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,190,044
River Islands Public Financing Authority ,
Special Tax , 2026 A , AG Insured , 5% , 9/01/52 ............................ 1,650,000 1,694,637
f
Special Tax , 2026 A , AG Insured , 5.25%, 9/01/53 .......................... 2,500,000 627,754
f
Special Tax , 2026 A , AG Insured , 5.29%, 9/01/55 .......................... 4,000,000 895,861
f
Special Tax , 2026 A , AG Insured , 5.33%, 9/01/57 .......................... 6,950,000 1,388,888
f
Special Tax , 2026 A , AG Insured , 5.36%, 9/01/59 .......................... 7,300,000 1,302,578
f
Special Tax , 2026 A , AG Insured , 5.38%, 9/01/61 .......................... 5,500,000 877,390
f
Special Tax , 2026 A , AG Insured , 5.43%, 9/01/63 .......................... 7,000,000 989,722
f
Special Tax , 2026 A , AG Insured , 5.47%, 9/01/65 .......................... 2,690,000 337,392
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 511,177
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 1,985,000 2,048,446
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,080,000 3,117,784
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,810,000 4,841,155
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/50 ............................................ 5,000,000 4,778,838
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 14,600,000 13,671,896
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,284,584
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/55 2,315,000 2,359,001
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/55 .............................................. 4,000,000 4,076,027
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 743,296
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 785,498
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,490,000 1,227,829
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/48 .................................................... 1,650,000 1,588,632
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,625,000 2,447,024
f
Riverbank Unified School District ,
GO , 2008 B , AG Insured , 4.4%, 8/01/38 ................................. 6,690,000 4,006,348
GO , 2008 B , AG Insured , 4.69%, 8/01/43 ................................ 8,750,000 4,029,011
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,508,808
f
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 5%,
6/01/43 ......................................................... 7,500,000 3,309,643
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,713,754
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,015,058
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,101
f
Rowland Unified School District ,
GO , 2009 B , 4.12%, 8/01/34 ......................................... 5,000,000 3,631,755
GO , 2009 B , 4.52%, 8/01/39 ......................................... 15,000,000 8,478,048
GO , 2009 B , 4.39%, 8/01/42 ......................................... 10,750,000 5,423,557
f
San Bernardino Community College District , GO , 2009 B , 4.63%, 8/01/44 ......... 12,495,000 5,554,106
San Diego Unified School District ,
f
GO , 2010 C , 6.408%, 7/01/47 ........................................ 26,025,000 25,425,722
f
GO , 2012 E , 4.784%, 7/01/42 ......................................... 6,940,000 5,808,186
f
GO , 2012 E , 5.213%, 7/01/47 ......................................... 13,500,000 11,016,390
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 4,910,000 5,134,840

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ $ 10,000,000 $ 9,651,124
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/37 ........................................ 5,535,000 5,700,573
Revenue , 2019 A , 5% , 5/01/44 ........................................ 10,000,000 10,111,871
Revenue , 2019 A , 5% , 5/01/49 ........................................ 10,000,000 9,937,180
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 24,520,000 24,354,274
Revenue, Second Series , 2022 B , Refunding , 5% , 5/01/52 ................... 5,250,000 5,377,452
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 8,605,000 9,049,048
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 350,000 361,650
Revenue, Second Series , 2025 A , 5.25% , 5/01/55 ......................... 6,045,000 6,189,039
Revenue, Second Series , 2025 A , 5.5% , 5/01/55 .......................... 10,000,000 10,434,532
Revenue, Second Series , 2026 A , Refunding , 5.5% , 5/01/56 ................. 5,000,000 5,231,828
Revenue, Second Series , 2026 B , Refunding , 5% , 5/01/56 ................... 4,000,000 4,135,677
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 10,000,000 10,317,387
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,501,035
San Joaquin Hills Transportation Corridor Agency ,
f
Revenue , 1997 A , Refunding , NATL Insured , 3.54%, 1/15/32 ................. 50,225,000 41,658,438
f
Revenue, Junior Lien , ETM, 2.43%, 1/01/28 .............................. 19,150,000 18,544,808
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 1,125,000 1,125,306
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 13,790,000 13,793,875
e
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 22,942,033
d,f
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 8.14%, 5/01/44 ...... 14,600,000 3,665,879
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 9,898,897
f
Siskiyou Union High School District , GO , 2009 B , AG Insured , 5.14%, 8/01/49 ...... 15,015,000 4,758,048
St. Helena Unified School District , GO , 2011 B , 6.45% , 6/01/36 ................. 10,000,000 12,371,610
State of California ,
GO , Refunding , 4.125% , 3/01/45 ...................................... 12,000,000 11,733,210
GO , 4.125% , 3/01/49 ............................................... 5,500,000 5,311,043
GO , 5% , 3/01/55 .................................................. 8,000,000 8,275,308
GO , 5% , 10/01/56 ................................................. 10,000,000 10,344,939
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 15,000,000 15,548,298
Stockton Community Facilities District ,
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,000,000 995,088
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,500,000 1,463,403
Community Facilities District No. 2018-2 Improvement Area No. 4 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,550,000 1,490,799
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,827,514
f
Susanville School District , GO , 2010 , AG Insured , 5.13%, 8/01/49 ............... 17,505,000 5,566,308
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,175,584
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 600,000 607,605
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,164,628
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 2,710,000 2,302,024

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 C , 10.75%, 6/01/46 ................ $ 13,500,000 $ 1,795,545
f
Torrance Unified School District , GO , 2009 B-1 , 4.99%, 8/01/34 ................. 4,690,000 3,190,473
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,510,972
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,465,946
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,924,184
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 550,797
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 1,915,000 1,903,583
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,357,079
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,863,818
University of California ,
Revenue , 2025 CC , 5% , 5/15/47 ...................................... 12,500,000 13,135,219
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 20,200,000 21,034,438
Revenue , 2026 CF , Refunding , 5% , 11/15/45 ............................. 1,250,000 1,326,863
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,560,000 1,564,412
f
Victor Valley Community College District , GO , 2008 C , 4.9%, 6/01/49 ............ 11,940,000 4,023,010
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,910,921
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,791,328
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 307,754
2,933,935,968
Florida 0.3%
d,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 8,200,000 6,996,305
d ,e
Florida Development Finance Corp. , Brightline Florida Holdings LLC , Revenue , 144A,
2025 B , Mandatory Put , 10% , 9/01/26 .................................. 3,625,000 2,356,250
9,352,555
Minnesota 0.1%
d
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,200,833
Texas 0.5%
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,422,377
d
Texas Community Housing & Economic Development Corp. ,
f
Agape Helotes, Inc. , Revenue, Junior Lien , 144A, 2025 B , 7.736%, 1/01/65 ...... 163,530,000 8,103,941
Agape Helotes, Inc. , Revenue, Senior Lien , 144A, 2025 A-2 , 12% , 1/01/65 ....... 1,070,000 1,060,505
17,586,823
Virginia 0.2%
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,020,496
Wisconsin 0.3%
d
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 5,795,068

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
d
Public Finance Authority, (continued)
f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... $ 6,000,000 $ 4,804,068
10,599,136
U.S. Territories 4.9%
American Samoa 0.0%
†
d
American Samoa Economic Development Authority , Revenue , 144A, 2025 B , 5.25% ,
9/01/45 ......................................................... 1,125,000 1,097,217
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 .. 9,885,000 9,899,808
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 .............. 4,750,000 4,774,410
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 245,901
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,035,136
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,096,533
19,051,788
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
1,455,000 1,473,855
Puerto Rico 3.9%
Commonwealth of Puerto Rico ,
f,g
GO , FRN , 2.567%, 11/01/43 .......................................... 2,826,453 2,017,381
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 403,843 410,475
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 837,116
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 835,235
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 731,245
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 650,045
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 549,099
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 714,890
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 11,300,453 10,040,190
f
GO , 2022 A-1 , 4.7%, 7/01/33 ......................................... 944,324 690,096
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 10,773,540 10,632,252
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 685,869 686,032
Puerto Rico Electric Power Authority ,
c
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 1,370,582
c
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 1,370,582
c
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 1,241,368
c
Revenue , 2013 A , 7% , 7/01/33 ........................................ 10,290,000 7,743,225
c
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 1,241,368
c
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 465,000
c
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 465,000
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,810,511
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 362,482 361,949
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 2,764,591 2,755,763
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 99,020
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 18,244,000 17,263,996
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 13,695,000 13,290,794
f
Sales Tax , Revenue , A-1 , 5.29%, 7/01/46 ................................ 20,000,000 7,198,986
f
Sales Tax , Revenue , A-1 , 5.54%, 7/01/51 ................................ 47,945,000 12,565,569
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 4,419,000 4,325,403

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 28,616,000 $ 27,020,300
129,383,472
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 9,867,083
Total U.S. Territories .................................................................... 160,873,415
Total Municipal Bonds (Cost $ 3,253,591,390 ) ...................................
3,154,700,580
Total Long Term Investments (Cost $ 3,328,743,953 ) .............................
3,221,103,317
a
a a a a
Short Term Investments 1.9%
Municipal Bonds 1.9%
California 1.9%
j
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.4% , 10/01/54 ................................................... 7,700,000 7,700,000
j
Bay Area Toll Authority , Revenue , 2024 H , LOC Bank of America NA , Daily VRDN and
Put , 2.35% , 4/01/59 ................................................ 10,000,000 10,000,000
j
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.3% , 7/01/46 ................................. 20,900,000 20,900,000
j
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.4% , 5/15/48 ................... 20,100,000 20,100,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.35% , 5/15/48 .......... 800,000 800,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.25% , 5/15/48 .......... 3,200,000 3,200,000
62,700,000
Total Municipal Bonds (Cost $ 62,700,000 ) ......................................
62,700,000
Total Short Term Investments (Cost $ 62,700,000 ) ................................
62,700,000
a
Total Investments (Cost $ 3,391,443,953 ) 99.5% ..................................
$3,283,803,317
Other Assets, less Liabilities 0.5% .............................................
17,383,226
Net Assets 100.0% ...........................................................
$3,301,186,543

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 43 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $928,757,088, representing 28.1% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis. See Note 1(b).
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,391,443,953
Value - Unaffiliated issuers .................................................................. $3,283,803,317
Cash .................................................................................... 499,484
Receivables:
Capital shares sold ........................................................................ 1,967,153
Interest ................................................................................. 46,187,181
Total assets .......................................................................... 3,332,457,135
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,637,379
Capital shares redeemed ................................................................... 13,464,940
Management fees ......................................................................... 1,295,667
Distribution fees .......................................................................... 346,459
Transfer agent fees ........................................................................ 694,822
Trustees' fees and expenses ................................................................. 124
Distributions to shareholders ................................................................. 1,498,638
Accrued expenses and other liabilities ........................................................... 332,563
Total liabilities ......................................................................... 31,270,592
Net assets, at value ................................................................. $3,301,186,543
Net assets consist of:
Paid-in capital ............................................................................. $3,615,022,989
Total distributable earnings (losses) ............................................................. (313,836,446)
Net assets, at value ................................................................. $3,301,186,543

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $1,205,934,669
Shares outstanding ........................................................................ 126,423,840
Net asset value per share
a ,b
.................................................................. $9.54
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.91
Class A1:
Net assets, at value ....................................................................... $619,494,142
Shares outstanding ........................................................................ 65,071,951
Net asset value per share
a ,b
.................................................................. $9.52
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.89
Class C:
Net assets, at value ....................................................................... $66,357,486
Shares outstanding ........................................................................ 6,916,758
Net asset value and maximum offering price per share
a ,b
............................................ $9.59
Class R6:
Net assets, at value ....................................................................... $154,937,601
Shares outstanding ........................................................................ 16,222,341
Net asset value and maximum offering price per share
b
............................................. $9.55
Advisor Class:
Net assets, at value ....................................................................... $1,254,462,645
Shares outstanding ........................................................................ 131,472,469
Net asset value and maximum offering price per share
b
............................................. $9.54
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $82,570,275
Expenses:
Management fees (Note 3 a ) ................................................................... 7,568,227
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,489,638
    Class A1 ............................................................................... 323,139
    Class C ................................................................................ 228,730
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 433,687
    Class A1 ............................................................................... 235,089
    Class C ................................................................................ 25,593
    Class R6 ............................................................................... 10,592
    Advisor Class ............................................................................ 460,495
Custodian fees ............................................................................. 8,793
Reports to shareholders fees .................................................................. 30,205
Registration and filing fees .................................................................... 82,916
Professional fees ........................................................................... 110,418
Trustees' fees and expenses .................................................................. 17,335
Other .................................................................................... 135,591
Total expenses ......................................................................... 11,160,448
Net investment income ................................................................ 71,409,827
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,440,153)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (104,683,593)
Net realized and unrealized gain (loss) ............................................................ (108,123,746)
Net increase (decrease) in net assets resulting from operations .......................................... $(36,713,919)

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $71,409,827 $131,697,527
Net realized gain (loss) ................................................. (3,440,153) (22,899,997)
Net change in unrealized appreciation (depreciation) ........................... (104,683,593) 10,390,092
Net increase (decrease) in net assets resulting from operations ................ (36,713,919) 119,187,622
Distributions to shareholders:
Class A ............................................................. (25,044,287) (42,934,054)
Class A1 ............................................................ (14,075,440) (29,103,317)
Class C ............................................................. (1,326,173) (2,847,729)
Class R6 ............................................................ (3,020,649) (2,966,424)
Advisor Class ........................................................ (28,139,466) (53,477,488)
Total distributions to shareholders .......................................... (71,606,015) (131,329,012)
Capital share transactions: (Note 2 )
Class A ............................................................. 77,046,059 187,910,278
Class A1 ............................................................ (21,790,084) (44,741,509)
Class C ............................................................. (4,415,300) (11,177,350)
Class R6 ............................................................ 80,991,459 11,943,438
Advisor Class ........................................................ (3,585,919) 119,081,951
Total capital share transactions ............................................ 128,246,215 263,016,808
Net increase (decrease) in net assets ................................... 19,926,281 250,875,418
Net assets:
Beginning of period ..................................................... 3,281,260,262 3,030,384,844
End of period .......................................................... $3,301,186,543 $3,281,260,262

Franklin Municipal Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

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Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2026
Year Ended
February 28, 2026
Shares Amount Shares Amount
Class A Shares: (27391596) –
Shares sold
a
................................... 18,166,758 $175,899,326 41,732,767 $401,695,487
Shares issued in reinvestment of distributions .......... 2,299,325 22,244,346 3,947,930 37,995,370
Shares redeemed ............................... (12,543,925) (121,097,613) (26,211,259) (251,780,579)
Net increase (decrease) .......................... 7,922,158 $77,046,059 19,469,438 $187,910,278
Class A1 Shares: 6914322 –
Shares sold ................................... 1,071,071 $10,394,585 3,630,181 $34,981,543
Shares issued in reinvestment of distributions .......... 1,236,810 11,944,127 2,564,612 24,614,926
Shares redeemed ............................... (4,558,216) (44,128,796) (10,858,779) (104,337,978)
Net increase (decrease) .......................... (2,250,335) $(21,790,084) (4,663,986) $(44,741,509)
Class C Shares: 1620772 –
Shares sold ................................... 719,397 $7,004,586 1,889,121 $18,341,101
Shares issued in reinvestment of distributions .......... 130,360 1,268,349 281,809 2,724,875
Shares redeemed
a
.............................. (1,300,555) (12,688,235) (3,340,904) (32,243,326)
Net increase (decrease) .......................... (450,798) $(4,415,300) (1,169,974) $(11,177,350)
Class R6 Shares: (9584890) –
Shares sold ................................... 9,397,738 $91,078,129 4,029,244 $38,839,226
Shares issued in reinvestment of distributions .......... 199,172 1,928,783 296,749 2,859,932
Shares redeemed ............................... (1,239,121) (12,015,453) (3,098,892) (29,755,720)
Net increase (decrease) .......................... 8,357,789 $80,991,459 1,227,101 $11,943,438
Advisor Class Shares: (11869320) –
Shares sold ................................... 21,095,436 $204,552,815 51,742,281 $496,706,665
Shares issued in reinvestment of distributions .......... 2,494,261 24,133,885 4,573,865 44,017,698
Shares redeemed ............................... (24,004,541) (232,272,619) (44,031,982) (421,642,412)
Net increase (decrease) .......................... (414,844) $(3,585,919) 12,284,164 $119,081,951
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2026, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion

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Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$317,858 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2027.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2026, these purchase and sale transactions aggregated $66,617,453 and $59,800,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,834
CDSC retained .............................................................................. $76,829
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2026, aggregated
$233,526,674 and $110,042,133, respectively.
6. Credit Risk and Defaulted Securities
At August 31, 2026, the Fund had 34.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2026, the aggregate value of these securities was $40,981,905 representing 1.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 108,517,455
Long term ................................................................................ 98,154,154
Total capital loss carryforwards ............................................................... $206,671,609
Cost of investments .......................................................................... $3,395,996,561
Unrealized appreciation ........................................................................ $95,796,807
Unrealized depreciation ........................................................................ (207,990,051)
Net unrealized appreciation (depreciation) .......................................................... $(112,193,244)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Warrants ............................... — — —
b
—
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 40,601,260 — 40,601,260
Electric Utilities ........................ — 9,708,527 — 9,708,527
Municipal Bonds :
Arizona .............................. — 14,131,354 — 14,131,354
California ............................. — 2,925,711,886 8,224,082
b
2,933,935,968
Florida ............................... — 9,352,555 — 9,352,555
Minnesota ............................ — 3,200,833 — 3,200,833
Texas ............................... — 17,586,823 — 17,586,823
Virginia .............................. — 5,020,496 — 5,020,496
Wisconsin ............................ — 10,599,136 — 10,599,136
U.S. Territories
American Samoa ....................... — 1,097,217 — 1,097,217
Guam ............................... — 19,051,788 — 19,051,788
Pacific Islands ......................... — 1,473,855 — 1,473,855
Puerto Rico ........................... — 129,383,472 — 129,383,472

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund (continued)
Assets: (continued)
U.S. Territories (continued)
Virgin Islands .......................... $ — $ 9,867,083 $ — $ 9,867,083
Short Term Investments ................... — 62,700,000 — 62,700,000
Total Investments in Securities ........... $— $3,259,486,285 $24,317,032 $3,283,803,317
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

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Semiannual Report
FRANKLIN MUNICIPAL SECURITIES TRUST
(unaudited)
Franklin California High Yield Municipal Fund
(Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Municipal Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Templeton, Inc. (FTI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Resources, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.

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The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional
California municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
A or Investor Class shares, as applicable for each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 10 other California municipal debt funds. The Board noted that the
Management Rate for the Fund was equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its Expense Group. The Board discussed the above median actual total expense ratio with management and management explained that the Expense Group is comprised of California municipal debt funds that predominantly invest in investment grade bonds and of the 11 funds within the Expense Group, only two other funds have a high yield investment mandate. Management further explained that high yield fixed income investment mandates generally require greater research expertise, risk management, trading and legal resources. The Board also noted that the
Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

MUN-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026